Stockholders' Equity - Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange differences on translation [abstract]
Foreign currency translation result	$ 88	$ (191)	$ 328
Foreign exchange fluctuations from debt	19	120	(224)
Foreign exchange fluctuations from intercompany balances	(47)	(20)	(118)
Translation effects of foreign subsidiaries, net	$ 60	$ (91)	$ (14)